Party-in-Interest Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends, amount	$ 304,350
EBP, Employer, Common Stock And ESOP Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchases, amount	1,061,213
Sales, amount	3,374,045
Dividends, amount	$ 304,350